NET INCOME PER SHARE - Computation of basic and diluted net loss (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income	$ 329,592	¥ 2,294,552	¥ 1,977,306	¥ 240,352
Accretion on Pre-IPO Preferred Shares redemption value | ¥				(82,117)
Income allocation to participating Pre-IPO Preferred Shares | ¥				(132,241)
Net income attributable to ordinary shareholders	$ 329,592	¥ 2,294,552	¥ 1,977,306	¥ 25,994
Denominator:
Weighted average number of ordinary shares outstanding-basic	355,625,970	355,625,970	337,883,964	113,620,774
Numerator:
Net income	$ 329,592	¥ 2,294,552	¥ 1,977,306	¥ 240,352
Interest expense associated with convertible notes reversed | ¥		14,261
Net income attributable to ordinary shareholders for calculating diluted net income per share | ¥		¥ 2,308,813	¥ 1,977,306	¥ 25,994
Denominator:
Weighted average number of ordinary shares outstanding-basic	355,625,970	355,625,970	337,883,964	113,620,774
Ordinary shares issuable upon the conversion of convertible notes using the if-converted method	12,563,600	12,563,600
Weighted average number of ordinary shares outstanding-diluted	375,831,131	375,831,131	362,762,561	140,852,401
Net income per share attributable to ordinary shareholders-diluted | ¥ / shares		¥ 6.14	¥ 5.45	¥ 0.18
Stock options
Denominator:
Ordinary shares issuable upon the exercise of outstanding stock options and restricted share units using the treasury stock method	6,470,848	6,470,848	24,875,327	27,231,627
Restricted share units
Denominator:
Ordinary shares issuable upon the exercise of outstanding stock options and restricted share units using the treasury stock method	1,170,713	1,170,713	3,270
Ordinary shares
Denominator:
Net income per share attributable to ordinary shareholders-basic | (per share)	$ 0.93	¥ 6.45	¥ 5.85	¥ 0.23
Denominator:
Net income per share attributable to ordinary shareholders-diluted | (per share)	$ 0.88	¥ 6.14	¥ 5.45	¥ 0.18